Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies
16.	Commitments and Contingencies

Commitments under time charter agreements (Lessor)

As of December 31, 2025, future minimum contractual time charter revenue, based on the Group’s vessels’ committed, non-cancellable time charter agreements, net of address commissions were nil.

Vessel acquisition commitments

As of December 31, 2025, the Company had total obligations under Memorandum of Agreements (Note 7) amounting to $155.2 million.

As of December 31, 2025 and December 31, 2024, the Company did not have any material capital expenditure commitments, except as described below.

As of December 31, 2025, the Company had exercised purchase options for two VLCC tankers, the Nissos Rhenia and Nissos Despotiko, currently on lease from OCY Knight 1 Limited and OCY Knight 2 Limited, respectively, which are expected to be delivered during the second quarter of 2026, for an aggregate consideration of $94.2 million. In addition, the Company had agreed to purchase the Nissos Piperi and Nissos Serifopoula, which were delivered in January 2026.